Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Loss contingencies	$ 0	$ 0
Periodic payments	$ 16,667
Lease expiration date	Nov. 30, 2025
Letter of credit	$ 100,000		$ 100,000
Minimum lease payments for 2021	200,000		200,000
Minimum lease payments for 2022	200,000		200,000
Minimum lease payments for 2023	200,000		200,000
Minimum lease payments for 2024	200,000		200,000
Minimum lease payments for 2025	183,000		$ 183,000
Rent expense	$ 215,028	$ 72,788